Document and Entity Information	9 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	Sugarmade, Inc.
Entity Central Index Key	0000919175
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Ex Transition Period	false